Derivatives and Hedging Activities (Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 92,000
Fair value	505	$ (336)
Notional amount	151,510	174,237
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	207	63
Notional amount of derivative asset	62,627	11,001
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(162)	(388)
Notional amount of derivative liability	29,348	92,929
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Other current assets [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	479	315
Notional amount of derivative asset	49,980	25,045
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued expenses and other current liabilities [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(19)	(326)
Notional amount of derivative liability	$ 9,555	$ 45,262